Income Taxes - Components of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Sep. 30, 2016	Sep. 30, 2015
Deferred tax assets:
Deferred revenue	$ 57,361	$ 69,680
Employee compensation and benefits	80,312	75,401
Intangible assets, computer software and intellectual property	14,840	14,937
Tax credits, net capital and operating loss carryforwards	168,641	114,709
Other	68,073	68,300
Total deferred tax assets	389,227	343,027
Valuation allowances	(96,870)	(112,165)
Total deferred tax assets, net	292,357	230,862
Deferred tax liabilities:
Anticipated withholdings on subsidiaries' earnings	(66,628)	(58,774)
Intangible assets, computer software and intellectual property	(146,848)	(118,650)
Other	(26,228)	(19,886)
Total deferred tax liabilities	(239,704)	(197,310)
Net deferred tax assets	$ 52,653	$ 33,552